Notes relating to the consolidated statement of financial position - PPE (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Property, plant and equipment at beginning of period	€ 676	€ 766	€ 249
Additions	623	346	840
Depreciation	(474)	(425)	(323)
Property, plant and equipment at end of period	824	676	766
Commitments to acquire property, plant and equipment	0
Assets are pledged as security for liabilities	0
Other non-current financial assets
Realized gain on non-current financial assets		875
Other non-current assets
Other non-current assets		125
Other current receivables	455	750
IT equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	76	104	27
Additions	111	25	115
Depreciation	(64)	(53)	(38)
Property, plant and equipment at end of period	122	76	104
Office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	600	662	222
Additions	259	321	725
Depreciation	(399)	(372)	(285)
Property, plant and equipment at end of period	460	600	662
Lease equipment
Property, plant and equipment
Additions	253
Depreciation	(11)
Property, plant and equipment at end of period	242
Cost
Property, plant and equipment
Property, plant and equipment at beginning of period	2,389	2,112	1,272
Sales and disposals	(46)	(69)
Property, plant and equipment at end of period	2,965	2,389	2,112
Cost | IT equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	233	208	93
Sales and disposals	(12)
Property, plant and equipment at end of period	331	233	208
Cost | Office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	2,156	1,904	1,179
Sales and disposals	(34)	(69)
Property, plant and equipment at end of period	2,381	2,156	1,904
Cost | Lease equipment
Property, plant and equipment
Property, plant and equipment at end of period	253
Accumulated depreciation and amortization
Property, plant and equipment
Property, plant and equipment at beginning of period	1,713	1,346	1,023
Sales and disposals	46	58
Property, plant and equipment at end of period	2,141	1,713	1,346
Accumulated depreciation and amortization | IT equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	157	104	66
Sales and disposals	12
Property, plant and equipment at end of period	209	157	104
Accumulated depreciation and amortization | Office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	1,556	1,242	957
Sales and disposals	34	58
Property, plant and equipment at end of period	1,921	€ 1,556	€ 1,242
Accumulated depreciation and amortization | Lease equipment
Property, plant and equipment
Property, plant and equipment at end of period	€ 11